DESCRIPTION OF BUSINESS AND SIGNIFICANT ACCOUNTING POLICIES (Details Textual) - MG Cleaners Llc [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2017
Allowance for Doubtful Accounts Receivable, Current	$ 21,134	$ 292	$ 10,695
Inventory Write-down	$ 24,905	$ 0
Effective Income Tax Rate Reconciliation, Percent	1.00%
Year Founded	2005
President [Member]
Noncontrolling Interest, Ownership Percentage by Parent	100.00%		100.00%
Three Vendors [Member] | Accounts Payable [Member]
Concentration Risk, Percentage	36.00%
One Vendor [Member] | Accounts Payable [Member]
Concentration Risk, Percentage		14.00%
Lender Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk, Percentage	10.00%	10.00%
Two Customers [Member] | Accounts Payable [Member]
Concentration Risk, Percentage		38.00%
Two Customers [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	35.00%	30.00%
Four Customers [Member] | Accounts Payable [Member]
Concentration Risk, Percentage	72.00%
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Concentration Risk, Percentage	10.00%	10.00%
Credit Concentration Risk [Member] | Accounts Payable [Member]
Concentration Risk, Percentage	10.00%	10.00%